Trade and Other Receivables - Aging Analysis of Gross Trade Receivables (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables [line items]
Gross trade receivables	$ 789.9	$ 705.7
1-30
Trade and other receivables [line items]
Gross trade receivables	467.8	389.5
31-60
Trade and other receivables [line items]
Gross trade receivables	181.1	160.3
61-90
Trade and other receivables [line items]
Gross trade receivables	56.3	60.9
91-120
Trade and other receivables [line items]
Gross trade receivables	30.6	25.9
121+
Trade and other receivables [line items]
Gross trade receivables	$ 54.1	$ 69.1